Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio Service Class 2
April 28, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate VIP Energy Portfolio’s fundamental “invests primarily” policy. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

VNR2-16-02 1.832958.108	June 2, 2016

Supplement to the
Fidelity® Variable Insurance Products
Real Estate Portfolio Investor Class
April 28, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Real Estate Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

VIPRE-INV-16-03 1.918625.104	June 2, 2016

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Investor Class
April 28, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fundamental concentration policies of VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Industrials Portfolio, VIP Materials Portfolio, VIP Telecommunications Portfolio, and VIP Utilities Portfolio. A meeting of the shareholders of each fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

VIPINVF-16-02 1.824639.126	June 2, 2016

Supplement to the
Fidelity® Variable Insurance Products
Real Estate Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Real Estate Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

VREA-16-03 1.798012.109	June 2, 2016

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Initial Class
April 28, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fundamental concentration policies of VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Industrials Portfolio, VIP Materials Portfolio, VIP Telecommunications Portfolio, and VIP Utilities Portfolio. A meeting of the shareholders of each fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

VIPFCI-16-02 1.765122.147	June 2, 2016